Document and Entity Information	12 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Trading Symbol	RSWN
Entity Registrant Name	AYTU BIOSCIENCE, INC.
Entity Central Index Key	0001385818
Entity Filer Category	Smaller Reporting Company